Condensed Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance, value at Jul. 31, 2021	$ 1		$ 251,637	$ (101)	$ 251,537
Balance, shares at Jul. 31, 2021	133,284	1,000
Contributions to capital			19,520		19,520
Net loss				(49,766)	(49,766)
Balance, value at Oct. 31, 2021	$ 1		271,157	(49,867)	221,291
Balance, shares at Oct. 31, 2021	133,284	1,000
Balance, value at Jul. 31, 2021	$ 1		251,637	(101)	251,537
Balance, shares at Jul. 31, 2021	133,284	1,000
Net loss					(15,057)
Balance, value at Apr. 30, 2022	$ 1		279,276	(15,158)	264,119
Balance, shares at Apr. 30, 2022	133,284	1,000
Balance, value at Oct. 31, 2021	$ 1		271,157	(49,867)	221,291
Balance, shares at Oct. 31, 2021	133,284	1,000
Contributions to capital			4,901		4,901
Net loss				(12,304)	(12,304)
Balance, value at Jan. 31, 2022	$ 1		276,058	(62,171)	213,888
Balance, shares at Jan. 31, 2022	133,284	1,000
Contributions to capital			3,218		3,218
Net loss				47,013	47,013
Balance, value at Apr. 30, 2022	$ 1		279,276	(15,158)	264,119
Balance, shares at Apr. 30, 2022	133,284	1,000
Balance, value at Jul. 31, 2022	$ 101		418,802	(65,671)	353,232
Balance, shares at Jul. 31, 2022	10,133,284
Net loss				406,743	406,743
Balance, value at Oct. 31, 2022	$ 101		418,802	341,072	759,975
Balance, shares at Oct. 31, 2022	10,133,284
Balance, value at Jul. 31, 2022	$ 101		418,802	(65,671)	353,232
Balance, shares at Jul. 31, 2022	10,133,284
Net loss					(1,111,710)
Balance, value at Apr. 30, 2023	$ 993		2,754,581	(2,119,273)	636,301
Balance, shares at Apr. 30, 2023	99,345,935
Balance, value at Oct. 31, 2022	$ 101		418,802	341,072	759,975
Balance, shares at Oct. 31, 2022	10,133,284
Net loss				833	833
Balance, value at Jan. 31, 2023	$ 101		418,802	341,905	760,808
Balance, shares at Jan. 31, 2023	10,133,284
Net loss				(1,519,286)	(1,519,286)
Stock issued for services	$ 18		894,096		894,114
Stock issued for services, shares	1,788,227
Warrant expense			1,582,072		1,582,072
Shares issued for reverse acquisition	$ 874		(140,389)	(941,892)	(1,081,407)
Shares issued for reverse acquisition, shares	87,424,424
Balance, value at Apr. 30, 2023	$ 993		$ 2,754,581	$ (2,119,273)	$ 636,301
Balance, shares at Apr. 30, 2023	99,345,935